Proposed Public Offering - Additional Information (Detail) - $ / shares		3 Months Ended
	Mar. 18, 2021	Dec. 31, 2020
Proposed Public Offering [Line Items]
Warrants to be issued, description	Each Unit consists of one Class A ordinary share and one-eighth of one redeemable warrant ("Public Warrant"). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment	Each Unit will consist of one Class A ordinary share and one-eighth of one redeemable warrant ("Public Warrant"). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
Proposed Initial Public Offering [Member]
Proposed Public Offering [Line Items]
Stock shares issued during the period new issues		85,000,000
Issuance of proposed public offering (in Shares)		97,750,000
Sale of price per share (in Dollars per share)		$ 10.00